Trade accounts receivable - Aging (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of aging of trade accounts receivable
Trade accounts receivable	$ 182,713	$ 120,062
Cost/gross carrying amount
Disclosure of aging of trade accounts receivable
Trade accounts receivable	184,859	121,680
Cost/gross carrying amount | To fall due
Disclosure of aging of trade accounts receivable
Trade accounts receivable	163,196	113,155
Cost/gross carrying amount | Up to 3 months
Disclosure of aging of trade accounts receivable
Trade accounts receivable	19,775	6,054
Cost/gross carrying amount | From 3 to 6 months
Disclosure of aging of trade accounts receivable
Trade accounts receivable	914	1,169
Cost/gross carrying amount | Over 6 months
Disclosure of aging of trade accounts receivable
Trade accounts receivable	974	1,302
Provision for inventory/trade receivables
Disclosure of aging of trade accounts receivable
Trade accounts receivable	$ (2,146)	$ (1,618)